SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 - SUBSEQUENT EVENTS

A.	On January 7, 2025, the Company signed a Memorandum of Understanding (MOU) with Sujan Ventures. Under the terms of the MOU, Sujan Ventures will lead local efforts to introduce Rail Vision’s advanced safety systems to the Indian market. As an initial step, Rail Vision will conduct a short trial of its systems at the customer’s facilities to demonstrate their capabilities. Following satisfaction and approval of Sujan Venture’s customers, the parties intend to proceed with a definitive agreement to advance their collaboration. Sujan Ventures shall make an initial upfront payment to the Company and will make additional payments upon the completion of certain milestones. In addition, during the term of the MOU, Sujan Ventures shall have the exclusive right to negotiate and enter an agreement to distribute the Company’s solutions in India

B.	On February 26, 2025, the Company entered into an amendment to the SEPA pursuant to which the Commitment Amount was increased to $30.0 million of the Company’s ordinary shares during the 36 months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA.

C.	Regarding additional Facility Warrants exercised subsequent to December 31, 2024 see Note 9B(6) above.

D.	Regarding additional ordinary shares issued under the SEPA subsequent to December 31, 2024 see Note 9B(8) above.